Net income from financial instruments measured at fair value through profit and loss (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Disclosure of net income from financial instruments measured at fair value through profit and loss

	2021	2020	2019
	$m	$m	$m
Net income/(expense) arising on:
Net trading activities	6,668	11,074	16,121
Other instruments managed on a fair value basis	1,076	(1,492)	(5,890)
Net income from financial instruments held for trading or managed on a fair value basis	7,744	9,582	10,231
Financial assets held to meet liabilities under insurance and investment contracts	4,134	2,481	3,830
Liabilities to customers under investment contracts	(81)	(400)	(352)
Net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	4,053	2,081	3,478
Derivatives managed in conjunction with HSBC’s issued debt securities	(2,811)	2,619	2,561
Other changes in fair value	2,629	(2,388)	(2,471)
Changes in fair value of designated debt and related derivatives[1]	(182)	231	90
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	798	455	812
Year ended 31 Dec	12,413	12,349	14,611
1    The debt instruments, issued for funding purposes, are designated under the fair value option to reduce an accounting mismatch.

	2021	2020	2019
	$m	$m	$m
Net income/(expense) arising on:
– trading activities	87	(336)	(559)
– other instruments managed on a fair value basis	23	1,137	2,036
Net income from financial instruments held for trading or managed on a fair value basis	110	801	1,477
Derivatives managed in conjunction with HSBC Holdings-issued debt securities	(625)	694	764
Other changes in fair value	974	(1,020)	(1,124)
Changes in fair value of designated debt and related derivatives	349	(326)	(360)
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	(420)	1,141	1,659
Year ended 31 Dec	39	1,616	2,776